Basis of Presentation	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed combined financial statements of the Partnership have been prepared by the Partnership’s management in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial information and applicable rules and regulations promulgated under the Securities Exchange Act of 1934, as amended. Accordingly, they do not include all of the information and footnotes required by GAAP for annual financial statements. The unaudited condensed combined financial statements included herein contain all adjustments which are, in the opinion of management, necessary to present fairly the Partnership’s financial position as of September 30, 2015 and December 31, 2014 and its unaudited condensed combined statements of operations for the three and nine months ended September 30, 2015 and 2014 and cash flows for the nine months ended September 30, 2015 and 2014.
For periods prior to December 22, 2014, those condensed combined financial statements have been prepared from the separate records maintained by Rice Energy and may not necessarily be indicative of the actual results of operations that might have occurred if the Predecessor had been operated separately during the periods prior to the Partnership’s IPO. Because a direct ownership relationship did not exist among the businesses comprising the Predecessor, the net investment in the Predecessor is shown as parent net equity in the condensed combined financial statements. Subsequent to the Partnership’s IPO, the unaudited condensed combined financial statements include the accounts of the Partnership and its subsidiaries, Rice Midstream OpCo LLC (“Rice Midstream OpCo”) and Rice Poseidon. Transactions between the Partnership and Rice Energy have been identified in the unaudited condensed combined financial statements as transactions between related parties.
Our unaudited condensed combined financial statements have been retrospectively recast for all periods presented to include the historical results of the Water Assets, which were acquired on November 4, 2015, with an effective date of November 1, 2015, as the transaction is accounted for as a combination of entities under common control. Our Predecessor included certain fresh water distribution assets and operations in Pennsylvania that were distributed to Rice Midstream Holdings concurrently with the closing of the Partnership’s IPO. These fresh water distribution assets are included as part of the Water Assets that were acquired on November 4, 2015, and as such, the historical results related to those operations are included for all periods presented.